AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2023 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS - 82.2%

COMMON STOCKS - 82.2%

Aerospace & Defense - 3.3%
BWX Technologies, Inc.(a)	27,432	1,729,313
Curtiss-Wright Corp.	9,144	1,611,722
General Dynamics Corp.	7,239	1,652,012
Huntington Ingalls Industries, Inc.(a)	7,620	1,577,493
L3Harris Technologies, Inc.	8,001	1,570,116
Lockheed Martin Corp.	3,429	1,620,991
Northrop Grumman Corp.(a)	3,429	1,583,238
Raytheon Technologies Corp.	16,383	1,604,387
		12,949,272
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.(a)	16,383	1,627,979

Automobile Components - 0.4%
Gentex Corp.(a)	57,531	1,612,594

Banks - 3.1%
Commerce Bancshares, Inc.(a)	24,765	1,445,038
Cullen/Frost Bankers, Inc.	12,573	1,324,440
First Financial Bankshares, Inc.(a)	43,434	1,385,544
First Horizon Corp.(a)	65,913	1,171,933
Glacier Bancorp, Inc.(a)	34,671	1,456,529
Home BancShares, Inc.(a)	68,199	1,480,600
Prosperity Bancshares, Inc.(a)	22,098	1,359,469
UMB Financial Corp.(a)	17,907	1,033,592
United Bankshares, Inc.(a)	40,005	1,408,176
		12,065,321
Biotechnology - 4.7%
Alkermes plc*(a)	59,817	1,686,241
Amgen, Inc.	6,858	1,657,922
Biogen, Inc.*	6,096	1,694,871
Gilead Sciences, Inc.(a)	19,812	1,643,802
Horizon Therapeutics plc*	14,859	1,621,711
Incyte Corp.*(a)	20,955	1,514,418
Ionis Pharmaceuticals, Inc.*	44,577	1,593,182
Neurocrine Biosciences, Inc.*(a)	16,002	1,619,722
Seagen, Inc.*(a)	9,906	2,005,668
United Therapeutics Corp.*	6,477	1,450,589
Vertex Pharmaceuticals, Inc.*	5,715	1,800,625
		18,288,751
Building Products - 0.4%
Carlisle Cos., Inc.	6,477	1,464,255

Capital Markets - 0.9%
Cboe Global Markets, Inc.(a)	12,573	1,687,799
CME Group, Inc.(a)	8,763	1,678,290
		3,366,089
Chemicals - 2.4%
CF Industries Holdings, Inc.	19,050	1,380,934
Corteva, Inc.	26,289	1,585,490
FMC Corp.	12,573	1,535,540
Huntsman Corp.(a)	56,388	1,542,776
LyondellBasell Industries NV, Class A(a)	17,145	1,609,744
NewMarket Corp.(a)	4,953	1,807,746
		9,462,230
Commercial Services & Supplies - 2.1%
Clean Harbors, Inc.*	12,192	1,738,092
Republic Services, Inc.(a)	12,573	1,700,121
Ritchie Bros Auctioneers, Inc.(a)	20,731	1,166,948
Rollins, Inc.	46,482	1,744,469
Waste Management, Inc.(a)	10,668	1,740,698
		8,090,328
Communications Equipment - 1.8%
Cisco Systems, Inc.(a)	33,147	1,732,759
Juniper Networks, Inc.	51,816	1,783,507
Lumentum Holdings, Inc.*	28,194	1,522,758
Motorola Solutions, Inc.	6,096	1,744,248
		6,783,272
Construction & Engineering - 0.4%
MDU Resources Group, Inc.(a)	51,816	1,579,352

Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos., Inc., Class A	78,886	1,639,251
Dollar General Corp.	7,620	1,603,705
		3,242,956
Containers & Packaging - 1.3%
Amcor plc(a)	144,797	1,647,790
Crown Holdings, Inc.(a)	19,050	1,575,625
Packaging Corp. of America(a)	11,811	1,639,721
		4,863,136
Distributors - 0.4%
Genuine Parts Co.	9,144	1,529,883

Diversified Consumer Services - 1.2%
Grand Canyon Education, Inc.*(a)	14,097	1,605,648
H&R Block, Inc.	43,434	1,531,049
Service Corp. International(a)	23,622	1,624,721
		4,761,418
Diversified REITs - 0.4%
WP Carey, Inc., REIT(a)	19,812	1,534,439

Diversified Telecommunication Services - 0.8%
AT&T, Inc.(a)	84,599	1,628,531
Verizon Communications, Inc.(a)	42,291	1,644,697
		3,273,228
Electric Utilities - 2.1%
American Electric Power Co., Inc.	17,907	1,629,358
Duke Energy Corp.(a)	16,764	1,617,223
PNM Resources, Inc.(a)	33,147	1,613,596
Portland General Electric Co.(a)	33,909	1,657,811
Southern Co. (The)	25,146	1,749,659
		8,267,647
Electronic Equipment, Instruments & Components - 1.7%
Arrow Electronics, Inc.*(a)	13,716	1,712,717

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Avnet, Inc.(a)	35,814	1,618,793
Corning, Inc.	47,244	1,666,768
TD SYNNEX Corp.	16,764	1,622,588
		6,620,866
Entertainment - 1.8%
Activision Blizzard, Inc.(a)	21,336	1,826,148
Electronic Arts, Inc.(a)	14,859	1,789,766
Madison Square Garden Sports Corp., Class A	8,382	1,633,233
Take-Two Interactive Software, Inc.*(a)	14,859	1,772,679
		7,021,826
Financial Services - 1.6%
Fiserv, Inc.*	14,097	1,593,384
Jack Henry & Associates, Inc.(a)	9,906	1,493,032
Radian Group, Inc.(a)	74,684	1,650,517
Western Union Co. (The)(a)	123,461	1,376,590
		6,113,523
Food Products - 3.8%
Campbell Soup Co.(a)	30,861	1,696,738
Conagra Brands, Inc.(a)	44,958	1,688,622
General Mills, Inc.(a)	20,193	1,725,694
Hershey Co. (The)	6,858	1,744,744
Hormel Foods Corp.(a)	36,195	1,443,457
J M Smucker Co. (The)(a)	11,049	1,738,781
Kellogg Co.(a)	24,003	1,607,241
Kraft Heinz Co. (The)(a)	41,148	1,591,193
Lancaster Colony Corp.(a)	8,382	1,700,540
		14,937,010
Gas Utilities - 0.8%
ONE Gas, Inc.	20,574	1,630,078
Southwest Gas Holdings, Inc.(a)	25,146	1,570,368
		3,200,446
Ground Transportation - 1.3%
Landstar System, Inc.(a)	9,144	1,639,154
Norfolk Southern Corp.(a)	7,239	1,534,668
Union Pacific Corp.(a)	8,382	1,686,961
		4,860,783
Health Care Equipment & Supplies - 0.4%
Hologic, Inc.*	20,193	1,629,575

Health Care Providers & Services - 2.0%
Chemed Corp.	3,048	1,639,062
DaVita, Inc.*(a)	19,812	1,606,951
HealthEquity, Inc.*(a)	25,146	1,476,322
Humana, Inc.	3,048	1,479,682
Premier, Inc., Class A(a)	49,911	1,615,619
		7,817,636
Health Care REITs - 1.6%
Healthcare Realty Trust, Inc., REIT(a)	81,170	1,569,016
Omega Healthcare Investors, Inc., REIT(a)	60,579	1,660,470
Physicians Realty Trust, REIT(a)	108,602	1,621,428
Sabra Health Care REIT, Inc., REIT(a)	131,843	1,516,195
		6,367,109
Hotels, Restaurants & Leisure - 3.4%
Choice Hotels International, Inc.(a)	13,716	1,607,378
Darden Restaurants, Inc.	11,049	1,714,363
Domino’s Pizza, Inc.(a)	5,334	1,759,526
Las Vegas Sands Corp.*	28,956	1,663,522
McDonald’s Corp.(a)	6,096	1,704,502
Starbucks Corp.(a)	15,621	1,626,615
Wyndham Hotels & Resorts, Inc.	20,955	1,421,797
Yum! Brands, Inc.	12,573	1,660,642
		13,158,345
Household Durables - 0.7%
Helen of Troy Ltd.*(a)	14,478	1,377,871
Leggett & Platt, Inc.(a)	47,244	1,506,139
		2,884,010
Insurance - 6.8%
Arch Capital Group Ltd.*(a)	24,003	1,629,084
Assurant, Inc.(a)	12,954	1,555,387
Axis Capital Holdings Ltd.(a)	27,051	1,474,821
Enstar Group Ltd.*	6,858	1,589,616
Erie Indemnity Co., Class A	6,858	1,588,724
Everest Re Group Ltd.(a)	4,191	1,500,462
Globe Life, Inc.(a)	13,716	1,509,034
Hanover Insurance Group, Inc. (The)(a)	11,811	1,517,713
Hartford Financial Services Group, Inc. (The)	21,336	1,486,906
Reinsurance Group of America, Inc.	11,049	1,466,865
RenaissanceRe Holdings Ltd.(a)	8,001	1,602,920
RLI Corp.	12,573	1,671,077
Ryan Specialty Holdings, Inc., Class A*(a)	37,719	1,517,813
Selective Insurance Group, Inc.(a)	16,383	1,561,791
Travelers Cos., Inc. (The)(a)	8,763	1,502,066
W R Berkley Corp.(a)	24,765	1,541,869
White Mountains Insurance Group Ltd.(a)	1,143	1,574,471
		26,290,619
IT Services - 1.7%
Akamai Technologies, Inc.*(a)	21,717	1,700,441
Amdocs Ltd.(a)	17,526	1,683,022
Gartner, Inc.*	4,953	1,613,539
International Business Machines Corp.(a)	12,573	1,648,194
		6,645,196
Leisure Products - 0.4%
Hasbro, Inc.(a)	28,575	1,534,192

Machinery - 1.6%
Allison Transmission Holdings, Inc.(a)	34,290	1,551,280
Chart Industries, Inc.*(a)	12,573	1,576,654
PACCAR, Inc.	22,098	1,617,574
Snap-on, Inc.	6,477	1,599,106
		6,344,614
Marine Transportation - 0.4%
Kirby Corp.*	22,479	1,566,786

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Media - 1.2%
Comcast Corp., Class A(a)	43,434	1,646,583
Fox Corp., Class A(a)	44,958	1,530,820
TEGNA, Inc.(a)	75,443	1,275,741
		4,453,144
Metals & Mining - 0.9%
Newmont Corp.(a)	36,957	1,811,632
Royal Gold, Inc.(a)	14,097	1,828,522
		3,640,154
Multi-Utilities - 1.3%
Avista Corp.(a)	39,243	1,665,865
Dominion Energy, Inc.(a)	28,575	1,597,628
NorthWestern Corp.(a)	28,194	1,631,305
		4,894,798
Office REITs - 0.8%
Corporate Office Properties Trust, REIT(a)	63,246	1,499,563
Equity Commonwealth, REIT(a)	76,212	1,578,350
		3,077,913
Oil, Gas & Consumable Fuels - 2.9%
Chevron Corp.	10,287	1,678,427
DT Midstream, Inc.(a)	32,004	1,580,038
Exxon Mobil Corp.(a)	14,859	1,629,438
HF Sinclair Corp.(a)	30,480	1,474,622
Marathon Petroleum Corp.	12,954	1,746,588
Texas Pacific Land Corp.	762	1,296,177
Valero Energy Corp.(a)	12,192	1,702,003
		11,107,293
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.(a)	22,860	1,584,427
Jazz Pharmaceuticals plc*(a)	11,049	1,616,800
Johnson & Johnson(a)	10,287	1,594,485
Merck & Co., Inc.(a)	14,859	1,580,849
Perrigo Co. plc(a)	44,577	1,598,977
Pfizer, Inc.(a)	38,862	1,585,569
Royalty Pharma plc, Class A(a)	44,196	1,592,382
		11,153,489
Professional Services - 4.5%
Automatic Data Processing, Inc.	7,239	1,611,619
Booz Allen Hamilton Holding Corp.	17,145	1,589,170
Broadridge Financial Solutions, Inc.(a)	11,430	1,675,295
CACI International, Inc., Class A*(a)	5,334	1,580,358
Concentrix Corp.(a)	11,811	1,435,627
FTI Consulting, Inc.*(a)	9,144	1,804,568
Genpact Ltd.(a)	33,909	1,567,274
KBR, Inc.	29,718	1,635,976
Leidos Holdings, Inc.(a)	16,383	1,508,219
Maximus, Inc.(a)	19,812	1,559,204
Science Applications International Corp.(a)	15,240	1,637,690
		17,605,000
Residential REITs - 0.4%
Equity LifeStyle Properties, Inc., REIT(a)	23,622	1,585,745

Retail REITs - 1.2%
Agree Realty Corp., REIT(a)	22,479	1,542,284
National Retail Properties, Inc., REIT	35,814	1,581,188
Realty Income Corp., REIT(a)	24,765	1,568,120
		4,691,592
Semiconductors & Semiconductor Equipment - 1.0%
Cirrus Logic, Inc.*	16,002	1,750,299
First Solar, Inc.*	9,906	2,154,555
		3,904,854
Software - 3.3%
Aspen Technology, Inc.*	7,620	1,743,989
Black Knight, Inc.*(a)	25,908	1,491,265
Dolby Laboratories, Inc., Class A(a)	19,812	1,692,341
Gen Digital, Inc.(a)	79,646	1,366,725
Nutanix, Inc., Class A*(a)	57,150	1,485,329
Oracle Corp.	18,288	1,699,321
PTC, Inc.*	12,573	1,612,236
Verint Systems, Inc.*(a)	43,434	1,617,482
		12,708,688
Specialized REITs - 0.8%
Gaming and Leisure Properties, Inc., REIT	31,242	1,626,459
VICI Properties, Inc., REIT	48,768	1,590,812
		3,217,271
Specialty Retail - 3.3%
AutoNation, Inc.*(a)	11,430	1,535,735
AutoZone, Inc.*	762	1,873,110
Foot Locker, Inc.(a)	38,100	1,512,189
Murphy USA, Inc.	6,096	1,573,073
O’Reilly Automotive, Inc.*	1,905	1,617,307
Penske Automotive Group, Inc.(a)	11,049	1,566,859
Tractor Supply Co.	6,858	1,611,904
Ulta Beauty, Inc.*	3,048	1,663,202
		12,953,379
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	104,030	1,657,198
Pure Storage, Inc., Class A*	55,626	1,419,019
		3,076,217
TOTAL COMMON STOCKS (Cost $324,903,212)		319,824,223

TOTAL LONG POSITIONS (Cost $324,903,212)		319,824,223

SHORT POSITIONS - (84.4)%

COMMON STOCKS - (84.4)%

Aerospace & Defense - (0.5)%
Axon Enterprise, Inc.	(8,763)	(1,970,361)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Air Freight & Logistics - (0.4)%
GXO Logistics, Inc.	(34,671)	(1,749,499)

Automobiles - (1.2)%
Harley-Davidson, Inc.	(36,195)	(1,374,324)
Rivian Automotive, Inc., Class A	(95,267)	(1,474,733)
Tesla, Inc.	(8,382)	(1,738,930)
		(4,587,987)
Banks - (0.1)%
First Republic Bank	(14,097)	(197,217)

Beverages - (0.9)%
Boston Beer Co., Inc. (The), Class A	(5,334)	(1,753,286)
Celsius Holdings, Inc.	(18,669)	(1,735,097)
		(3,488,383)
Biotechnology - (2.4)%
Blueprint Medicines Corp.	(41,529)	(1,868,390)
Exact Sciences Corp.	(28,194)	(1,911,835)
Intellia Therapeutics, Inc.	(44,196)	(1,647,185)
Moderna, Inc.	(12,573)	(1,930,961)
Natera, Inc.	(36,576)	(2,030,700)
		(9,389,071)
Broadline Retail - (0.7)%
Etsy, Inc.	(13,335)	(1,484,586)
Kohl’s Corp.	(58,674)	(1,381,186)
		(2,865,772)
Building Products - (1.3)%
Advanced Drainage Systems, Inc.	(19,050)	(1,604,201)
Builders FirstSource, Inc.	(21,717)	(1,928,035)
Trex Co., Inc.	(33,528)	(1,631,808)
		(5,164,044)
Capital Markets - (7.4)%
Affiliated Managers Group, Inc.	(10,668)	(1,519,337)
Ameriprise Financial, Inc.	(4,953)	(1,518,095)
Ares Management Corp.	(20,955)	(1,748,485)
BlackRock, Inc.	(2,667)	(1,784,543)
Blackstone, Inc., Class A	(19,050)	(1,673,352)
Blue Owl Capital, Inc.	(136,796)	(1,515,700)
Carlyle Group, Inc. (The)	(49,530)	(1,538,402)
Charles Schwab Corp. (The)	(21,717)	(1,137,536)
Franklin Resources, Inc.	(58,293)	(1,570,413)
Invesco Ltd.	(97,553)	(1,599,869)
Janus Henderson Group plc	(62,484)	(1,664,574)
Jefferies Financial Group, Inc.	(45,720)	(1,451,153)
KKR & Co., Inc.	(30,861)	(1,620,820)
Lazard Ltd., Class A	(46,863)	(1,551,634)
Moody’s Corp.	(5,715)	(1,748,904)
MSCI, Inc.	(3,429)	(1,919,177)
State Street Corp.	(19,812)	(1,499,570)
T. Rowe Price Group, Inc.	(15,240)	(1,720,596)
		(28,782,160)
Chemicals - (1.6)%
Albemarle Corp.	(6,858)	(1,515,892)
Chemours Co. (The)	(51,054)	(1,528,557)
Olin Corp.	(28,575)	(1,585,912)
Scotts Miracle-Gro Co. (The)	(20,955)	(1,461,402)
		(6,091,763)
Commercial Services & Supplies - (0.5)%
Tetra Tech, Inc.	(12,573)	(1,847,099)

Consumer Finance - (1.6)%
Ally Financial, Inc.	(56,769)	(1,447,042)
American Express Co.	(9,906)	(1,633,995)
Credit Acceptance Corp.	(3,810)	(1,661,312)
OneMain Holdings, Inc.	(39,624)	(1,469,258)
		(6,211,607)
Consumer Staples Distribution & Retail - (2.7)%
BJ’s Wholesale Club Holdings, Inc.	(23,622)	(1,796,926)
Costco Wholesale Corp.	(3,429)	(1,703,767)
Performance Food Group Co.	(29,718)	(1,793,184)
Sprouts Farmers Market, Inc.	(55,245)	(1,935,232)
Sysco Corp.	(22,479)	(1,736,053)
US Foods Holding Corp.	(45,339)	(1,674,823)
		(10,639,985)
Diversified Telecommunication Services - (0.4)%
Frontier Communications Parent, Inc.	(74,303)	(1,691,879)

Electric Utilities - (2.3)%
Constellation Energy Corp.	(21,717)	(1,704,784)
Edison International	(26,289)	(1,855,740)
NextEra Energy, Inc.	(23,622)	(1,820,784)
NRG Energy, Inc.	(51,435)	(1,763,706)
PG&E Corp.	(113,174)	(1,830,024)
		(8,975,038)
Electrical Equipment - (2.0)%
Generac Holdings, Inc.	(14,097)	(1,522,617)
Plug Power, Inc.	(118,127)	(1,384,448)
Rockwell Automation, Inc.	(6,096)	(1,788,871)
Sunrun, Inc.	(73,531)	(1,481,650)
Vertiv Holdings Co.	(105,173)	(1,505,026)
		(7,682,612)
Energy Equipment & Services - (0.4)%
TechnipFMC plc	(123,080)	(1,680,042)

Entertainment - (1.4)%
Netflix, Inc.	(5,334)	(1,842,790)
ROBLOX Corp., Class A	(46,101)	(2,073,623)
Roku, Inc.	(25,908)	(1,705,265)
		(5,621,678)
Financial Services - (1.6)%
Affirm Holdings, Inc.	(126,509)	(1,425,756)
Apollo Global Management, Inc.	(25,146)	(1,588,221)
Block, Inc., Class A	(23,241)	(1,595,495)
Toast, Inc., Class A	(84,218)	(1,494,870)
		(6,104,342)
Gas Utilities - (0.4)%
UGI Corp.	(45,339)	(1,575,984)

Ground Transportation - (2.4)%
Avis Budget Group, Inc.	(8,001)	(1,558,595)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Hertz Global Holdings, Inc.	(92,981)	(1,514,660)
Lyft, Inc., Class A	(163,466)	(1,515,330)
Old Dominion Freight Line, Inc.	(4,953)	(1,688,180)
Saia, Inc.	(6,096)	(1,658,600)
XPO, Inc.	(49,911)	(1,592,161)
		(9,527,526)
Health Care Equipment & Supplies - (3.7)%
Align Technology, Inc.	(5,715)	(1,909,610)
Dexcom, Inc.	(15,621)	(1,814,848)
Insulet Corp.	(5,715)	(1,822,857)
Intuitive Surgical, Inc.	(7,239)	(1,849,347)
Novocure Ltd.	(22,098)	(1,328,974)
Penumbra, Inc.	(6,477)	(1,805,075)
Shockwave Medical, Inc.	(8,763)	(1,900,081)
STAAR Surgical Co.	(28,956)	(1,851,736)
		(14,282,528)
Health Care Providers & Services - (0.9)%
Guardant Health, Inc.	(67,056)	(1,571,793)
Oak Street Health, Inc.	(48,768)	(1,886,346)
		(3,458,139)
Health Care Technology - (1.3)%
Doximity, Inc., Class A	(51,435)	(1,665,465)
Teladoc Health, Inc.	(62,865)	(1,628,204)
Veeva Systems, Inc., Class A	(10,287)	(1,890,648)
		(5,184,317)
Hotel & Resort REITs - (0.4)%
Host Hotels & Resorts, Inc., REIT	(99,839)	(1,646,345)

Hotels, Restaurants & Leisure - (3.0)%
Airbnb, Inc., Class A	(13,716)	(1,706,270)
Caesars Entertainment, Inc.	(32,766)	(1,599,308)
Carnival Corp.	(158,894)	(1,612,774)
DoorDash, Inc., Class A	(30,480)	(1,937,309)
DraftKings, Inc., Class A	(90,695)	(1,755,855)
Norwegian Cruise Line Holdings Ltd.	(103,268)	(1,388,955)
Royal Caribbean Cruises Ltd.	(24,003)	(1,567,396)
		(11,567,867)
Independent Power and Renewable Electricity Producers - (0.9)%
AES Corp. (The)	(68,199)	(1,642,232)
Clearway Energy, Inc., Class C	(55,626)	(1,742,762)
		(3,384,994)
Industrial REITs - (0.9)%
EastGroup Properties, Inc., REIT	(10,287)	(1,700,647)
Prologis, Inc., REIT	(14,097)	(1,758,883)
		(3,459,530)
Insurance - (1.0)%
Brighthouse Financial, Inc.	(30,099)	(1,327,667)
Lincoln National Corp.	(54,102)	(1,215,672)
Principal Financial Group, Inc.	(19,812)	(1,472,428)
		(4,015,767)
Interactive Media & Services - (1.3)%
Match Group, Inc.	(39,624)	(1,521,165)
Snap, Inc., Class A	(171,086)	(1,917,874)
ZoomInfo Technologies, Inc., Class A	(66,294)	(1,638,125)
		(5,077,164)
IT Services - (2.8)%
Cloudflare, Inc., Class A	(28,194)	(1,738,442)
EPAM Systems, Inc.	(5,715)	(1,708,785)
MongoDB, Inc.	(8,001)	(1,865,193)
Okta, Inc.	(23,622)	(2,037,161)
Snowflake, Inc., Class A	(11,430)	(1,763,535)
Twilio, Inc., Class A	(26,670)	(1,777,022)
		(10,890,138)
Leisure Products - (0.8)%
Peloton Interactive, Inc., Class A	(132,224)	(1,499,420)
YETI Holdings, Inc.	(43,815)	(1,752,600)
		(3,252,020)
Life Sciences Tools & Services - (2.7)%
10X Genomics, Inc., Class A	(36,195)	(2,019,319)
Azenta, Inc.	(39,243)	(1,751,023)
Illumina, Inc.	(8,382)	(1,949,234)
Medpace Holdings, Inc.	(8,763)	(1,647,882)
Repligen Corp.	(9,525)	(1,603,629)
Syneos Health, Inc.	(45,339)	(1,614,975)
		(10,586,062)
Machinery - (0.9)%
ITT, Inc.	(19,050)	(1,644,015)
RBC Bearings, Inc.	(7,239)	(1,684,732)
		(3,328,747)
Media - (0.8)%
DISH Network Corp., Class A	(125,747)	(1,173,220)
Trade Desk, Inc. (The), Class A	(30,861)	(1,879,743)
		(3,052,963)
Metals & Mining - (2.9)%
Alcoa Corp.	(36,195)	(1,540,459)
Cleveland-Cliffs, Inc.	(86,123)	(1,578,635)
Freeport-McMoRan, Inc.	(42,672)	(1,745,711)
MP Materials Corp.	(54,864)	(1,546,616)
Nucor Corp.	(10,668)	(1,647,886)
Steel Dynamics, Inc.	(14,478)	(1,636,883)
United States Steel Corp.	(60,960)	(1,591,056)
		(11,287,246)
Office REITs - (0.4)%
Alexandria Real Estate Equities, Inc., REIT	(11,049)	(1,387,644)

Oil, Gas & Consumable Fuels - (2.5)%
Antero Resources Corp.	(67,818)	(1,565,918)
Diamondback Energy, Inc.	(12,192)	(1,647,993)
Matador Resources Co.	(32,004)	(1,524,990)
Ovintiv, Inc.	(38,862)	(1,402,141)
Range Resources Corp.	(68,580)	(1,815,312)
Southwestern Energy Co.	(336,457)	(1,682,285)
		(9,638,639)
Passenger Airlines - (1.6)%
American Airlines Group, Inc.	(108,983)	(1,607,499)
Delta Air Lines, Inc.	(46,101)	(1,609,847)
JetBlue Airways Corp.	(209,186)	(1,522,874)
United Airlines Holdings, Inc.	(34,290)	(1,517,333)
		(6,257,553)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Personal Care Products - (0.9)%
Coty, Inc., Class A	(152,036)	(1,833,554)
Estee Lauder Cos., Inc. (The), Class A	(6,858)	(1,690,223)
		(3,523,777)
Professional Services - (1.3)%
CoStar Group, Inc.	(24,384)	(1,678,838)
Equifax, Inc.	(8,382)	(1,700,205)
TransUnion	(25,908)	(1,609,923)
		(4,988,966)
Real Estate Management & Development - (1.7)%
Howard Hughes Corp. (The)	(20,193)	(1,615,440)
Jones Lang LaSalle, Inc.	(9,906)	(1,441,224)
Opendoor Technologies, Inc.	(952,708)	(1,676,766)
Zillow Group, Inc., Class C	(40,767)	(1,812,909)
		(6,546,339)
Retail REITs - (0.4)%
Brixmor Property Group, Inc., REIT	(76,593)	(1,648,281)

Semiconductors & Semiconductor Equipment - (3.8)%
Advanced Micro Devices, Inc.	(21,717)	(2,128,483)
Applied Materials, Inc.	(15,240)	(1,871,929)
Enphase Energy, Inc.	(8,382)	(1,762,567)
Lam Research Corp.	(3,429)	(1,817,782)
Lattice Semiconductor Corp.	(20,574)	(1,964,817)
NVIDIA Corp.	(7,239)	(2,010,777)
SolarEdge Technologies, Inc.	(5,334)	(1,621,269)
Wolfspeed, Inc.	(23,241)	(1,509,503)
		(14,687,127)
Software - (6.3)%
Asana, Inc., Class A	(113,555)	(2,399,417)
Atlassian Corp., Class A	(10,287)	(1,760,826)
BILL Holdings, Inc.	(19,431)	(1,576,631)
Confluent, Inc., Class A	(70,104)	(1,687,403)
Datadog, Inc., Class A	(22,098)	(1,605,641)
DocuSign, Inc.	(28,194)	(1,643,710)
Elastic NV	(28,575)	(1,654,492)
Five9, Inc.	(23,622)	(1,707,634)
HubSpot, Inc.	(4,572)	(1,960,245)
RingCentral, Inc., Class A	(48,768)	(1,495,715)
SentinelOne, Inc., Class A	(109,364)	(1,789,195)
Smartsheet, Inc., Class A	(39,624)	(1,894,027)
Unity Software, Inc.	(54,483)	(1,767,429)
Zscaler, Inc.	(12,954)	(1,513,416)
		(24,455,781)
Specialized REITs - (1.8)%
CubeSmart, REIT	(39,243)	(1,813,811)
Iron Mountain, Inc., REIT	(32,766)	(1,733,649)
Lamar Advertising Co., Class A, REIT	(16,002)	(1,598,440)
National Storage Affiliates Trust, REIT	(42,291)	(1,766,918)
		(6,912,818)
Specialty Retail - (2.9)%
Burlington Stores, Inc.	(7,620)	(1,540,002)
Chewy, Inc., Class A	(43,434)	(1,623,563)
Five Below, Inc.	(7,620)	(1,569,491)
Floor & Decor Holdings, Inc., Class A	(19,050)	(1,871,091)
RH	(5,715)	(1,391,888)
Wayfair, Inc., Class A	(44,958)	(1,543,858)
Williams-Sonoma, Inc.	(13,716)	(1,668,689)
		(11,208,582)
Textiles, Apparel & Luxury Goods - (1.8)%
Capri Holdings Ltd.	(34,671)	(1,629,537)
Crocs, Inc.	(13,716)	(1,734,251)
PVH Corp.	(21,336)	(1,902,318)
Under Armour, Inc., Class A	(172,991)	(1,641,684)
		(6,907,790)
Trading Companies & Distributors - (1.6)%
Air Lease Corp.	(40,005)	(1,574,997)
SiteOne Landscape Supply, Inc.	(11,430)	(1,564,424)
United Rentals, Inc.	(3,810)	(1,507,845)
WESCO International, Inc.	(10,668)	(1,648,633)
		(6,295,899)
Water Utilities - (0.9)%
American Water Works Co., Inc.	(12,192)	(1,786,006)
Essential Utilities, Inc.	(38,481)	(1,679,696)
		(3,465,702)
TOTAL COMMON STOCKS (Proceeds $(357,269,594))		(328,242,774)

TOTAL SHORT POSITIONS (Proceeds $(357,269,594))		(328,242,774)

Total Investments - (2.2)% (Cost $(32,366,382))		(8,418,551)
Other assets less liabilities - 102.2%		397,263,070
Net Assets - 100.0%		388,844,519

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $154,796,516.

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

OTC Total return swap contracts outstanding as of March 31, 2023

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	48,556,989	10/2/2023	Morgan Stanley	5.18%	Monthly	Dow Jones U.S. Low Beta Total Return Index(4)	2,462,732
USD	(32,470,120)	10/2/2023	Morgan Stanley	4.43%	Monthly	Dow Jones U.S. High Beta Total Return Index(5)	2,992,776
							5,455,508

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources
(4)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.
(5)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

Abbreviations

USD	US Dollar

AGF Investments Trust

AGF Global Infrastructure ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 93.7%

Broadline Retail - 0.3%
Amazon.com, Inc.*	118	12,188

Chemicals - 1.0%
Air Products and Chemicals, Inc.	74	21,254
Umicore SA	513	17,420
		38,674
Commercial Services & Supplies - 1.7%
Befesa SA	213	9,638
Daiseki Co. Ltd.	600	19,025
Republic Services, Inc.	130	17,579
Waste Connections, Inc.	144	20,042
		66,284
Construction & Engineering - 4.8%
ACS Actividades de Construccion y Servicios SA	305	9,719
Quanta Services, Inc.	210	34,994
Vinci SA	1,219	139,880
		184,593
Diversified Telecommunication Services - 2.5%
Cellnex Telecom SA	845	32,892
China Tower Corp. Ltd., Class H	160,876	19,461
Deutsche Telekom AG (Registered)	1,795	43,477
		95,830
Electric Utilities - 16.0%
American Electric Power Co., Inc.	363	33,029
Contact Energy Ltd.	2,886	13,983
Duke Energy Corp.	342	32,993
Edison International	740	52,237
EDP - Energias do Brasil SA	4,400	19,394
Endesa SA	1,033	22,431
Enel SpA	4,230	25,834
Eversource Energy	477	37,330
Exelon Corp.	1,695	71,004
Fortis, Inc.	774	32,902
Hydro One Ltd.	581	16,542
NextEra Energy, Inc.	1,328	102,362
OGE Energy Corp.	438	16,495
Orsted A/S	177	15,098
PG&E Corp.*	1,101	17,803
Red Electrica Corp. SA	1,080	18,998
SSE plc	1,956	43,569
Terna - Rete Elettrica Nazionale	3,506	28,775
Verbund AG	207	17,997
		618,776
Electrical Equipment - 0.4%
Emerson Electric Co.	166	14,465

Electronic Equipment, Instruments & Components - 0.6%
Landis+Gyr Group AG*	279	21,433

Gas Utilities - 5.8%
Atmos Energy Corp.	147	16,517
Beijing Enterprises Holdings Ltd.	3,400	12,260
China Resources Gas Group Ltd.	7,300	26,992
Enagas SA	2,898	55,670
ENN Energy Holdings Ltd.	1,376	18,796
ONE Gas, Inc.	342	27,097
Snam SpA	5,532	29,365
Spire, Inc.	534	37,455
		224,152
Ground Transportation - 0.9%
Canadian Pacific Railway Ltd.	241	18,558
Kyushu Railway Co.	800	17,785
		36,343
Independent Power and Renewable Electricity Producers - 1.8%
AES Corp. (The)	636	15,315
Atlantica Sustainable Infrastructure plc	185	5,469
China Longyuan Power Group Corp. Ltd., Class H	6,000	6,870
Clearway Energy, Inc.	876	27,445
Northland Power, Inc.	617	15,467
		70,566
Industrial REITs - 0.5%
STAG Industrial, Inc., REIT	606	20,495

Interactive Media & Services - 1.1%
Alphabet, Inc., Class C*	399	41,496

IT Services - 0.5%
NEXTDC Ltd.*	2,718	19,166

Machinery - 0.6%
Alfa Laval AB	701	25,048

Multi-Utilities - 10.9%
A2A SpA	8,481	13,553
Algonquin Power & Utilities Corp.	3,021	25,348
CenterPoint Energy, Inc.	264	7,778
Consolidated Edison, Inc.	181	17,316
E.ON SE	3,081	38,432
Engie SA	2,055	32,499
National Grid plc	10,188	138,288
REN - Redes Energeticas Nacionais SGPS SA	2,436	7,141
Sempra Energy	940	142,090
		422,445
Oil, Gas & Consumable Fuels - 21.5%
Cheniere Energy, Inc.	701	110,478
Enbridge, Inc.	5,933	226,213
Keyera Corp.	1,404	30,739
Kinder Morgan, Inc.	11,143	195,114
ONEOK, Inc.	2,838	180,327
Pembina Pipeline Corp.	426	13,800

AGF Investments Trust

AGF Global Infrastructure ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Investments	Shares	Value ($)
TC Energy Corp.	610	23,727
Williams Cos., Inc. (The)	1,834	54,763
		835,161
Software - 1.2%
Microsoft Corp.	157	45,263

Specialized REITs - 6.6%
American Tower Corp., REIT	667	136,295
Crown Castle, Inc., REIT	264	35,334
Equinix, Inc., REIT	38	27,399
Iron Mountain, Inc., REIT	359	18,995
SBA Communications Corp., REIT	141	36,811
		254,834
Transportation Infrastructure - 12.4%
Aena SME SA*	621	100,550
Auckland International Airport Ltd.*	3,509	19,103
COSCO SHIPPING Ports Ltd.	16,889	11,295
Flughafen Zurich AG (Registered)*	234	42,944
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	348	31,150
Grupo Aeroportuario del Sureste SAB de CV, ADR	221	67,730
Hainan Meilan International Airport Co. Ltd.*	6,000	14,717
Hutchison Port Holdings Trust	89,592	16,817
Kamigumi Co. Ltd.	912	19,145
Qube Holdings Ltd.	4,299	8,283
Salik Co. PJSC*	26,481	20,877
Shenzhen Expressway Corp. Ltd., Class H	14,000	12,462
Transurban Group	9,414	89,590
Yuexiu Transport Infrastructure Ltd.	20,000	10,615
Zhejiang Expressway Co. Ltd., Class H	22,000	17,506
		482,784
Water Utilities - 2.6%
American Water Works Co., Inc.	699	102,397

TOTAL COMMON STOCKS (Cost $3,489,512)		3,632,393

MASTER LIMITED PARTNERSHIPS - 2.0%

Independent Power and Renewable Electricity Producers - 0.5%
Brookfield Renewable Partners LP (Cost $18,050)	615	19,385

Multi-Utilities - 0.9%
Brookfield Infrastructure Partners LP (Cost $34,838)	1,022	34,513

Oil, Gas & Consumable Fuels - 0.6%
Energy Transfer LP (Cost $19,868)	2,014	25,115

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $72,756)		79,013

EXCHANGE TRADED FUNDS - 0.4%

SPDR S&P Global Infrastructure ETF (Cost $12,892)	255	13,890

Total Investments - 96.1% (Cost $3,575,160)		3,725,296
Other assets less liabilities - 3.9%		152,187
Net Assets - 100.0%		3,877,483

*	Non-income producing security.

Abbreviations
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

AGF Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of March 31, 2023:
Australia	3.0%
Austria	0.5%
Belgium	0.5%
Brazil	0.5%
Canada	11.8%
China	3.9%
Denmark	0.4%
France	4.4%
Germany	2.1%
Hong Kong	0.4%
Italy	2.5%
Japan	1.4%
Mexico	2.6%
New Zealand	0.9%
Portugal	0.2%
Spain	6.6%
Sweden	0.6%
Switzerland	1.7%
United Arab Emirates	0.5%
United Kingdom	4.7%
United States	46.9%
Other(1)	3.9%
100.0%

(1)	Includes cash and net other assets (liabilities).

AGF Investments Trust

Notes to Quarterly Schedules of Investments

March 31, 2023 (Unaudited)

Investment Valuation

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2023 for each Fund based upon the three levels defined above:

AGF U.S. Market Neutral Anti-Beta Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments
Assets
Common Stocks*	$319,824,223	$—	$—	$319,824,223
Liabilities
Common Stocks*	(328,242,774)	—	—	(328,242,774)
Total Investments	$(8,418,551)	$—	$—	$(8,418,551)
Other Financial Instruments
Assets
Swap Agreements**	—	5,455,508	—	5,455,508
Total Other Financial Instruments	$—	$5,455,508	$—	$5,455,508

AGF Global Infrastructure ETF
Investments
Common Stocks
Chemicals	$21,254	$17,420	$—	$38,674
Commercial Services & Supplies	37,620	28,663	—	66,284
Construction & Engineering	34,994	149,599	—	184,593
Diversified Telecommunication Services	—	95,830	—	95,830
Electric Utilities	432,091	186,685	—	618,776
Electronic Equipment, Instruments & Components	—	21,433	—	21,433
Gas Utilities	81,068	143,084	—	224,152
Ground Transportation	18,558	17,786	—	36,343
Independent Power and Renewable Electricity Producers	63,696	6,870	—	70,566
IT Services	—	19,166	—	19,166
Machinery	—	25,048	—	25,048
Multi-Utilities	192,532	229,913	—	422,445
Transportation Infrastructure	98,879	383,905	—	482,784
Other*	1,326,299	—	—	1,326,299
Exchange Traded Funds	13,890	—	—	13,890
Master Limited Partnerships	79,013	—	—	79,013
Total Investments	$2,399,894	$1,325,402	$—	$3,725,296

*	See Schedules of Investments for segregation by industry type.
**	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives.
The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.